Organization and Nature of Operations (Details)	12 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 CNY (¥) shares	Nov. 30, 2021	Nov. 15, 2021	Nov. 03, 2021
Organization and Nature of Operations [Line Items]
Date of incorporation	Sep. 11, 2017
Ordinary share par value | (per share)	$ 0.0005	$ 0.00006375
Ordinary shares issued (in Shares)			20,000,000
Ordinary shares outstanding (in Shares)			20,000,000
Ordinary shares percentage			15.30%
Anhui Xinxu New Material Co., Ltd [Member]
Organization and Nature of Operations [Line Items]
Additional paid in capital (in Yuan Renminbi) | ¥			¥ 23,240,173
Sino Copper Investments [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares percentage			78.50%
Crestwell Development Limited [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares percentage			4.20%
Fortune Daily Developments Limited [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares percentage			2.00%
Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares issued (in Shares)	780,000,000
Ordinary share par value | (per share)	$ 0.0005	$ 0.00006375
Ordinary shares issued (in Shares)			20,000,000
Ordinary shares outstanding (in Shares)			20,000,000
Jinchun Cheng [Member]
Organization and Nature of Operations [Line Items]
Equity interest				98.00%
Xian Cheng [Member]
Organization and Nature of Operations [Line Items]
Equity interest				2.00%	2.00%
Anhui Xinxu [Member]
Organization and Nature of Operations [Line Items]
Equity interest					93.00%	5.00%
Hecang Limited [Member]
Organization and Nature of Operations [Line Items]
Equity interest					5.00%
Anhui Heri [Member]
Organization and Nature of Operations [Line Items]
Equity interest					100.00%